Notes payable (Tables)	12 Months Ended
Dec. 31, 2022
Notes payable
Schedule of notes payable

	As of
	December 31, 2022	December 31, 2021
Senior Secured Notes – 2026
Principal amount	$475,000	$475,000
Unamortized debt discount/Deferred financing	(20,037)	(23,753)
Net carrying amount	$454,963	$451,247

Bloom Notes – 2023
Principal amount	$50,000	$—
Unamortized debt discount	(74)	—
Net carrying amount	$49,926	$—

Bloom Notes – 2024
Principle Amount	$50,000	$—
Unamortized Debt Discount	(1,755)	—
Net carrying amount	$48,245	$—

Bloom Notes – 2025
Principle Amount	$60,000	$—
Unamortized Debt Discount	(7,115)	—
Net carrying amount	$52,885	$—

Seller note payable	$6,728	$6,859
Other notes payable	10,073	1,778
Total other notes payable	$16,801	$8,637

Current portion of notes payable	$51,964	$1,966
Long-term notes payable	570,856	457,917
Total notes payable	$622,820	$459,883

Schedule of future principal payments due under notes payable

Period	Amount
2023	$51,964
2024	57,500
2025	60,000
2026	475,000
2027	7,337
2028 and thereafter	—
Total future debt obligations	$651,801